Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Recorded investment, with no related allowance	$ 5,802	$ 7,472	$ 10,119
Unpaid principal balance, with no related allowance	5,796	7,460	10,107
Recorded investment, with related allowance	5,844	6,209	4,249
Unpaid principal balance, with related allowance	5,832	6,193	4,246
Related allowance	544	833	1,596
Recorded investment	11,646	13,681	14,368
Unpaid principal balance	11,628	13,653	14,353
Scenario, Previously Reported [Member]
Recorded investment, with no related allowance		7,466
Unpaid principal balance, with no related allowance		7,454
Recorded investment, with related allowance		6,215
Unpaid principal balance, with related allowance		6,199
Commercial And Industrial [Member]
Recorded investment, with no related allowance	569	1,027	1,146
Unpaid principal balance, with no related allowance	569	1,025	1,145
Recorded investment, with related allowance	275	781	247
Unpaid principal balance, with related allowance	275	781	247
Related allowance	184	388	83
Recorded investment	844	1,808	1,393
Unpaid principal balance	844	1,806	1,392
Real Estate Construction Porfolio Segment [Member]
Recorded investment, with no related allowance	1,076	1,657	2,707
Unpaid principal balance, with no related allowance	1,076	1,651	2,705
Recorded investment, with related allowance	17	130	589
Unpaid principal balance, with related allowance	17	130	589
Related allowance	17	130	589
Recorded investment	1,093	1,787	3,296
Unpaid principal balance	1,093	1,781	3,294
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	2,774	2,445	2,202
Unpaid principal balance, with no related allowance	2,771	2,443	2,197
Recorded investment, with related allowance	464	1,436	2,981
Unpaid principal balance, with related allowance	462	1,436	2,978
Related allowance	104	276	892
Recorded investment	3,238	3,881	5,183
Unpaid principal balance	3,233	3,879	5,175
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	1,378	2,337	4,064
Unpaid principal balance, with no related allowance	1,375	2,335	4,060
Recorded investment, with related allowance	5,088	3,862	426
Unpaid principal balance, with related allowance	5,078	3,846	426
Related allowance	239	39	30
Recorded investment	6,466	6,199	4,490
Unpaid principal balance	6,453	6,181	4,486
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	5	6
Unpaid principal balance, with no related allowance	5	6
Recorded investment, with related allowance		6	6
Unpaid principal balance, with related allowance		6	6
Related allowance			2
Recorded investment	5	6	6
Unpaid principal balance	$ 5	$ 6	$ 6